Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2019
Equity [Abstract]
Schedule of Shares Outstanding
The table below reflects the number of preferred shares, ordinary shares, and deferred shares issued and outstanding at June 30, 2019 and December 31, 2018 and also reflects the conversion of preferred and ordinary shares on 3.185-for-1 basis in the current and previous years and the creation of deferred shares.

	June 30,	December 31,
	2019	2018
Ordinary shares	44,981,860	40,145,617
Deferred shares	34,425	34,425
Deferred B shares	88,893,548	88,893,548
Deferred C shares	1	1
Total ordinary and deferred shares	133,909,834	129,073,591